Restructuring Charges - Schedule of Changes in Lease Termination Related Restructuring Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Current year charges	$ 10,543	$ 10,938	$ 2,460
Lease Termination Restructuring Reserves [Member]
Restructuring Cost And Reserve [Line Items]
Accrued costs, beginning of period	3,506	2,335	3,674
Current year charges	1,332	5,202	1,887
Payments	(3,444)	(4,031)	(3,226)
Accrued costs, end of period	$ 1,394	$ 3,506	$ 2,335